JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.2%
Airlines — 0.6%
Delta Air Lines, Inc.*	2,134	90,928

Automobiles — 2.1%
Tesla, Inc.*	399	309,501

Banks — 1.9%
First Republic Bank	620	119,626
Signature Bank	313	85,251
SVB Financial Group*	114	74,002

		278,879

Beverages — 0.7%
Constellation Brands, Inc., Class A	472	99,352

Biotechnology — 5.0%
Agios Pharmaceuticals, Inc.*(a)	820	37,828
Alnylam Pharmaceuticals, Inc.*	466	88,007
Biogen, Inc.*	226	64,070
Exact Sciences Corp.*	733	69,956
Exelixis, Inc.*	3,060	64,699
Horizon Therapeutics plc*	1,446	158,374
Natera, Inc.*(a)	772	86,075
Regeneron Pharmaceuticals, Inc.*	291	175,840

		744,849

Building Products — 2.0%
Fortune Brands Home & Security, Inc.	1,388	124,119
Trane Technologies plc	1,032	178,148

		302,267

Capital Markets — 4.1%
BlackRock, Inc.	140	117,490
Blackstone, Inc.	1,833	213,280
Charles Schwab Corp. (The)	2,433	177,254
S&P Global, Inc.	246	104,720

		612,744

Commercial Services & Supplies — 1.0%
Copart, Inc.*	1,037	143,836

Construction & Engineering — 1.0%
Quanta Services, Inc.	1,281	145,788

Consumer Finance — 0.5%
Discover Financial Services	563	69,130

Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.*	599	83,458

Electrical Equipment — 2.1%
AMETEK, Inc.	951	117,914
Generac Holdings, Inc.*	487	198,943

		316,857

Electronic Equipment, Instruments & Components — 1.8%
Keysight Technologies, Inc.*	859	141,075
Zebra Technologies Corp., Class A*	238	122,699

		263,774

Entertainment — 1.5%
Roku, Inc.*	418	130,964
Walt Disney Co. (The)*	513	86,722

		217,686

Food Products — 0.2%
Oatly Group AB, ADR*(a)	2,055	31,070

Health Care Equipment & Supplies — 3.4%
Cooper Cos., Inc. (The)	281	116,209
Dexcom, Inc.*	319	174,716
Insulet Corp.*	195	55,286
Intuitive Surgical, Inc.*	164	163,126

		509,337

Health Care Providers & Services — 1.7%
McKesson Corp.	529	105,420
UnitedHealth Group, Inc.	381	148,841

		254,261

Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc., Class A*	246	41,238
Booking Holdings, Inc.*	59	140,119
DraftKings, Inc., Class A*(a)	1,951	93,973
Royal Caribbean Cruises Ltd.*(a)	1,236	109,920

		385,250

Household Durables — 0.7%
Garmin Ltd.	720	111,886

Insurance — 0.6%
Progressive Corp. (The)	996	90,022

Interactive Media & Services — 10.4%
Alphabet, Inc., Class C*	309	824,545
Bumble, Inc., Class A*	1,784	89,151
Facebook, Inc., Class A*	1,320	448,162
Match Group, Inc.*	637	99,952
Snap, Inc., Class A*	1,432	105,772

		1,567,582

Internet & Direct Marketing Retail — 4.9%
Amazon.com, Inc.*	221	726,799

IT Services — 6.2%
Global Payments, Inc.	928	146,234
Mastercard, Inc., Class A	886	308,204
MongoDB, Inc.*	258	121,447
PayPal Holdings, Inc.*	969	252,173
Snowflake, Inc., Class A*	321	97,008

		925,066

Life Sciences Tools & Services — 1.5%
Mettler-Toledo International, Inc.*	72	98,564
Thermo Fisher Scientific, Inc.	223	127,335

		225,899

Machinery — 2.1%
Deere & Co.	554	185,673
Ingersoll Rand, Inc.*	2,633	132,719

		318,392

Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	2,936	95,522

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Oil, Gas & Consumable Fuels — 0.7%
EOG Resources, Inc.	1,300	104,385

Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	347	104,193

Pharmaceuticals — 1.7%
Catalent, Inc.*	983	130,809
Jazz Pharmaceuticals plc*	588	76,567
Royalty Pharma plc, Class A	1,480	53,504

		260,880

Professional Services — 1.7%
Booz Allen Hamilton Holding Corp.(a)	959	76,072
Equifax, Inc.	284	71,941
IHS Markit Ltd.	892	104,014

		252,027

Road & Rail — 1.6%
Old Dominion Freight Line, Inc.	438	125,396
Uber Technologies, Inc.*	2,530	113,327

		238,723

Semiconductors & Semiconductor Equipment — 9.2%
Advanced Micro Devices, Inc.*	1,703	175,215
Cree, Inc.*(a)	782	63,141
Entegris, Inc.	1,182	148,812
Lam Research Corp.	339	192,671
Microchip Technology, Inc.	530	81,387
NVIDIA Corp.	1,703	352,797
QUALCOMM, Inc.	1,402	180,778
SolarEdge Technologies, Inc.*	442	117,343
Teradyne, Inc.	672	73,357

		1,385,501

Software — 11.7%
Confluent, Inc., Class A*(a)	1,122	66,953
Crowdstrike Holdings, Inc., Class A*	356	87,491
Five9, Inc.*	481	76,849
HubSpot, Inc.*	219	148,081
Microsoft Corp.	3,213	905,758
Palo Alto Networks, Inc.*	191	91,253
ServiceNow, Inc.*	209	130,023
Synopsys, Inc.*	400	119,905
UiPath, Inc., Class A*(a)	522	27,450
Zscaler, Inc.*	398	104,263

		1,758,026

Specialty Retail — 3.7%
CarMax, Inc.*	800	102,343
Home Depot, Inc. (The)	814	267,055
National Vision Holdings, Inc.*	1,191	67,587
Tractor Supply Co.	562	113,870

		550,855

Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc.	6,739	953,537

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	1,085	157,608

TOTAL COMMON STOCKS (Cost $7,403,833)		14,685,870

SHORT-TERM INVESTMENTS — 2.8%
INVESTMENT COMPANIES — 1.9%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(b)(c)(Cost $289,912)	289,798	289,943

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(b)(c)	114,201	114,201
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	13,649	13,649

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $127,851)		127,850

TOTAL SHORT-TERM INVESTMENTS (Cost $417,763)		417,793

Total Investments — 101.0% (Cost $7,821,596)		15,103,663
Liabilities in Excess of Other Assets — (1.0)%		(150,185)

Net Assets — 100.0%		14,953,478

Percentages indicated are based on net assets.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt

(a)	The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 is $125,102.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$15,103,663	$—	$—	$15,103,663

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(a)(b)	$159,510	$1,075,755	$945,322	$— (c)	$—	(c)	$289,943	289,798	$46	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	133,201	369,000	388,000	(9)	9		114,201	114,201	26	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	16,751	113,110	116,212	—	—		13,649	13,649	1	—

Total	$309,462	$1,557,865	$1,449,534	$(9)	$9		$417,793		$73	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of September 30, 2021.

(c)	Amount rounds to less than one thousand.